Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Trade and other payables
Schedule of trade and other payables

	December 31, 2023	December 31, 2022
Trade payables	21,709	22,295
Accrued salaries, bonuses, vacation pay and related taxes	3,599	2,969
Provision for indirect taxes	2,242	2,234
Accrued professional services	1,407	1,526
VAT payable	283	191
Indirect taxes payables	163	1,007
Other payables and advances received	900	299
Total	30,303	30,521